PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 706,631	$ 651,537
Less: accumulated depreciation			(128,748)	(63,470)
Net property and equipment	$ 566,403		577,883	588,067
Depreciation	$ 19,995	$ 16,470	$ 66,596	60,453
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life			3 years
Gross property and equipment			$ 8,486	8,486
Automotive equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life			5 years
Gross property and equipment			$ 15,042	15,042
Mine equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 532,285	537,803
Mine equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life			3 years
Mine equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life			10 years
Equipment structures and other [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 73,979	73,979
Equipment structures and other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life			7 years
Equipment structures and other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life			10 years
Lab and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life			5 years
Gross property and equipment			$ 60,612
Permits [Member]
Property, Plant and Equipment [Line Items]
Useful life			15 years
Gross property and equipment			$ 16,227	$ 16,227